Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Loss before tax	€ (173,711,496)	€ (132,396,503)	€ (99,826,263)
Non-cash adjustments to reconcile loss before tax to net cash flows / used in operations :
Share-based payment expense	19,050,394	16,208,533	10,663,226
Depreciation expense	418,353	269,562	257,551
Net foreign exchange loss (gain)	11,742,407	(7,329,038)	2,794,435
Finance (income) costs	(439,591)	(5,422,550)	(204,019)
Changes in working capital:
(Increase) in receivables	(331,339)	(34,316)	(41,051)
Decrease (increase) in other current assets	1,745,450	(136,354)	(953,861)
(Decrease) increase in trade and other payables	(25,909)	1,653,175	(4,171,990)
Increase (decrease) in accrued liabilities	6,236,077	4,407,453	(695,753)
Income taxes paid	(2,168,735)	(2,767,247)	(1,108,410)
Interest received	410,755	5,417,094	237,042
Net cash flows used in operating activities	(137,073,634)	(120,130,191)	(93,049,093)
Investing activities
Purchase of property, plant and equipment	(164,619)	(538,086)	(89,984)
Net cash flows used in investing activities	(164,619)	(538,086)	(89,984)
Financing activities
Proceeds from issue of shares and pre-funded warrants	171,737,647	2,244,212	342,911,317
Transaction costs	(10,911,415)	592,000	(17,297,810)
Payment of principal portion of lease liabilities	(219,013)	(159,657)	(220,507)
Net cash flows provided by financing activities	160,607,219	2,676,555	325,393,000
Net increase (decrease) in cash and cash equivalents	23,368,966	(117,991,722)	232,253,923
Cash and cash equivalents at the beginning of the year	280,728,037	391,231,637	161,837,429
Effect of exchange rate changes	(12,418,115)	7,488,122	(2,859,715)
Cash and cash equivalents at the end of the year	€ 291,678,888	€ 280,728,037	€ 391,231,637